Note 19 - Derivative Financial Instruments (Details) - Alpha Bank Swap (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2103
Note 19 - Derivative Financial Instruments (Details) - Alpha Bank Swap [Line Items]
ALPHA BANK	$ 0
ALPHA BANK	5 years
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member] | Alpha Bank [Member]
Note 19 - Derivative Financial Instruments (Details) - Alpha Bank Swap [Line Items]
ALPHA BANK			(1,697,000)
Interest Rate Swap [Member] | Alpha Bank [Member]
Note 19 - Derivative Financial Instruments (Details) - Alpha Bank Swap [Line Items]
ALPHA BANK		$ 20,000,000
ALPHA BANK		7 years
ALPHA BANK		Mar. 30, 2008
ALPHA BANK		10.85%